Fair Value - Summary of Financial Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 27, 2020	Dec. 29, 2019	Dec. 30, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, current	$ 138	$ 270	$ 390
Contingent consideration, non-current	32	382	601
Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, current	138	270	390
Contingent consideration, non-current	32	382	601
Total	170	652	991
Recurring | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Contingent consideration, current	138	270	390
Contingent consideration, non-current	32	382	601
Total	$ 170	$ 652	$ 991